Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share
Earnings per share

9.	Earnings per share

The calculation of the basic and diluted earnings per share attributable to owners of the Company is based on the following data:

Earnings figures are calculated as follows:

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

(Loss)/profit for the period attributable to the owners of the Company	(4,058,982)	(31,862,601)	40,171,011

Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share and dilutive earning per share	15,945,469	15,945,469	6,210,714

No diluted earnings per share for the six-month ended June 30, 2025 and 2024 were presented as there were no potential ordinary shares in issue for both periods.

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024